INCOME TAX - Deferred taxes by type of temporary difference (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	$ (2,567,101)	$ (2,320,272)	$ (2,624,711)
Loss of control in a subsidiary	1,824,892
Discontinued operations	(3,073)	(11,995)	14,319
Business combinations			86,579
Credited (charged) to profit or loss	(1,475,376)	(1,291,161)	(225,304)
Credited (charged) to OCI	(955,530)	1,054,017	414,897
Foreign exchange adjustments	(35,264)	2,310	13,948
Deferred tax (liabilities) assets at the end of the period	(3,211,452)	(2,567,101)	(2,320,272)
Deferred tax assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	6,171,791	4,166,160	2,420,224
Loss of control in a subsidiary	1,242,536
Discontinued operations	3,732	(80,217)	35,558
Business combinations			159,169
Credited (charged) to profit or loss	1,086,280	972,958	1,101,219
Credited (charged) to OCI	(901,158)	1,080,546	418,879
Foreign exchange adjustments	66,038	32,344	31,111
Deferred tax (liabilities) assets at the end of the period	7,669,219	6,171,791	4,166,160
Deferred tax assets [member] | Debt securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	385,338	28,230	11,274
Loss of control in a subsidiary	(73,729)
Discontinued operations	6,567	(9,022)	11,898
Business combinations			26,312
Credited (charged) to profit or loss	4,195	30,408	(10,122)
Credited (charged) to OCI	537,052	350,014	(117)
Foreign exchange adjustments	(1,918)	(14,292)	(11,015)
Deferred tax (liabilities) assets at the end of the period	857,505	385,338	28,230
Deferred tax assets [member] | Equity securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,028	275	365
Credited (charged) to profit or loss	(4,371)	753	(667)
Credited (charged) to OCI	3,508		577
Deferred tax (liabilities) assets at the end of the period	165	1,028	275
Deferred tax assets [member] | Derivative instruments [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	699,311	609,930	156,543
Loss of control in a subsidiary	818,130
Credited (charged) to profit or loss	(296,033)	(216,846)	136,061
Credited (charged) to OCI	(768,615)	308,831	317,271
Foreign exchange adjustments	(399)	(2,604)	55
Deferred tax (liabilities) assets at the end of the period	452,394	699,311	609,930
Deferred tax assets [member] | Accounts receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	146,496	45,324	147
Credited (charged) to profit or loss	111,687	101,221	45,180
Foreign exchange adjustments	582	(49)	(3)
Deferred tax (liabilities) assets at the end of the period	258,765	146,496	45,324
Deferred tax assets [member] | Allowance Of Investments Securities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,155	562	173
Credited (charged) to profit or loss	313	593	389
Deferred tax (liabilities) assets at the end of the period	1,468	1,155	562
Deferred tax assets [member] | Allowance for Accounts Receivable [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	59,604	47,181	50,144
Credited (charged) to profit or loss	20,489	12,423	(2,963)
Foreign exchange adjustments	746
Deferred tax (liabilities) assets at the end of the period	80,839	59,604	47,181
Deferred tax assets [member] | Loans and receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,157	3,623	1,650
Business combinations			117,600
Credited (charged) to profit or loss	(252)	(29)	(117,519)
Foreign exchange adjustments		(2,437)	1,892
Deferred tax (liabilities) assets at the end of the period	905	1,157	3,623
Deferred tax assets [member] | Allowance for impairment on loans and receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	562,730	448,793	212,223
Loss of control in a subsidiary	(303,273)
Discontinued operations	2,425	(22,037)	57,945
Business combinations			8,495
Credited (charged) to profit or loss	(3,091)	76,976	160,899
Credited (charged) to OCI	18,952
Foreign exchange adjustments	15,098	58,998	9,231
Deferred tax (liabilities) assets at the end of the period	292,841	562,730	448,793
Deferred tax assets [member] | Allowance for foreclosed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	21,082	10,169	1,856
Loss of control in a subsidiary	(13,173)
Discontinued operations	556	9,977	413
Credited (charged) to profit or loss	(170)	(1,219)	8,495
Foreign exchange adjustments	455	2,155	(595)
Deferred tax (liabilities) assets at the end of the period	8,750	21,082	10,169
Deferred tax assets [member] | Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	339,049	323,544	304,768
Discontinued operations			195
Business combinations			(2,305)
Credited (charged) to profit or loss	(30,500)	15,505	19,617
Foreign exchange adjustments	40,936		1,269
Deferred tax (liabilities) assets at the end of the period	349,485	339,049	323,544
Deferred tax assets [member] | Depreciation of Property, Plant and Equipment [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	34,614	32,154	36,083
Credited (charged) to profit or loss	(16,022)	2,401	(3,908)
Foreign exchange adjustments	(574)	59	(21)
Deferred tax (liabilities) assets at the end of the period	18,018	34,614	32,154
Deferred tax assets [member] | Investment property [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	30,021	25,461	18,323
Credited (charged) to profit or loss	1,323	4,481	7,138
Credited (charged) to OCI	(283)	79
Deferred tax (liabilities) assets at the end of the period	31,061	30,021	25,461
Deferred tax assets [member] | Deferred charges and of intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	243,170	214,669	99,584
Discontinued operations			(323)
Business combinations			(29,258)
Credited (charged) to profit or loss	(5,734)	28,501	117,938
Foreign exchange adjustments			26,728
Deferred tax (liabilities) assets at the end of the period	237,436	243,170	214,669
Deferred tax assets [member] | Tax losses carry forward [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	117,025	86,558	56,516
Discontinued operations		(52)	(546)
Business combinations			26,041
Credited (charged) to profit or loss	142,435	39,001	3,678
Foreign exchange adjustments	12,560	(8,482)	869
Deferred tax (liabilities) assets at the end of the period	272,020	117,025	86,558
Deferred tax assets [member] | Surplus of presumptive income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	4,351	6,071	5,661
Credited (charged) to profit or loss	13,876	(1,720)	410
Foreign exchange adjustments	123
Deferred tax (liabilities) assets at the end of the period	18,350	4,351	6,071
Deferred tax assets [member] | Provisions [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	324,063	220,822	223,238
Loss of control in a subsidiary	(28,108)
Discontinued operations	(1,779)	2,465	(6,656)
Business combinations			2,911
Credited (charged) to profit or loss	32,570	96,428	(928)
Foreign exchange adjustments	143	4,348	2,257
Deferred tax (liabilities) assets at the end of the period	326,889	324,063	220,822
Deferred tax assets [member] | Employee benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	102,662	123,700	120,367
Loss of control in a subsidiary	(11,440)
Discontinued operations	(1,736)	2,509	2,718
Business combinations			(1,219)
Credited (charged) to profit or loss	15,523	(6,884)	890
Credited (charged) to OCI	(29,818)	(19,635)	437
Foreign exchange adjustments	(1,459)	2,972	507
Deferred tax (liabilities) assets at the end of the period	73,732	102,662	123,700
Deferred tax assets [member] | Goodwill [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period		423	859
Credited (charged) to profit or loss		(423)	(436)
Deferred tax (liabilities) assets at the end of the period			423
Deferred tax assets [member] | Financial Assets In Concession Arrangement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,368,490	884,158	247,883
Credited (charged) to profit or loss	217,435	484,332	636,275
Deferred tax (liabilities) assets at the end of the period	1,585,925	1,368,490	884,158
Deferred tax assets [member] | Biological assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	101	104	220
Credited (charged) to profit or loss	66	(3)	(2)
Credited (charged) to OCI			(114)
Deferred tax (liabilities) assets at the end of the period	167	101	104
Deferred tax assets [member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	693,388	609,701	586,879
Loss of control in a subsidiary	(151,767)
Discontinued operations	(2,301)	(58,498)	(30,086)
Business combinations			10,592
Credited (charged) to profit or loss	83,544	114,505	31,537
Foreign exchange adjustments	(3,832)	27,680	10,779
Deferred tax (liabilities) assets at the end of the period	619,032	693,388	609,701
Deferred tax assets [member] | Other [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	316,847	177,040	114,143
Discontinued operations		(5,559)
Credited (charged) to profit or loss	420,026	162,762	69,257
Credited (charged) to OCI	21,482	18,608	4,482
Foreign exchange adjustments	3,577	(36,004)	(10,842)
Deferred tax (liabilities) assets at the end of the period	761,932	316,847	177,040
Deferred tax assets [member] | Foreign currency bonds [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	720,109	267,668	171,325
Loss of control in a subsidiary	1,005,896
Credited (charged) to profit or loss	378,971	29,792
Credited (charged) to OCI	(683,436)	422,649	96,343
Deferred tax (liabilities) assets at the end of the period	1,421,540	720,109	267,668
Deferred tax liabilities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(8,738,892)	(6,486,432)	(5,044,935)
Loss of control in a subsidiary	582,356
Discontinued operations	(6,805)	68,222	(21,239)
Business combinations			(72,590)
Credited (charged) to profit or loss	(2,561,656)	(2,264,119)	(1,326,523)
Credited (charged) to OCI	(54,372)	(26,529)	(3,982)
Foreign exchange adjustments	(101,302)	(30,034)	(17,163)
Deferred tax (liabilities) assets at the end of the period	(10,880,671)	(8,738,892)	(6,486,432)
Deferred tax liabilities [member] | Debt securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(73,895)	(111,742)	(75,114)
Loss of control in a subsidiary	103,081
Discontinued operations	(7,060)	11,417	(2,883)
Credited (charged) to profit or loss	(24,749)	(2,155)	(24,478)
Credited (charged) to OCI	22	(3,767)	(18,286)
Foreign exchange adjustments	(967)	32,352	9,019
Deferred tax (liabilities) assets at the end of the period	(3,568)	(73,895)	(111,742)
Deferred tax liabilities [member] | Equity securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(253,422)	(203,826)	(105,502)
Loss of control in a subsidiary	135,876
Discontinued operations	5,910	(30,213)	(95,724)
Credited (charged) to profit or loss	(26,573)	12,776	(20,930)
Credited (charged) to OCI	(42,746)	(20,075)	(411)
Foreign exchange adjustments	8,396	(12,084)	18,741
Deferred tax (liabilities) assets at the end of the period	(172,559)	(253,422)	(203,826)
Deferred tax liabilities [member] | Derivative instruments [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(32,668)	(13,194)	(7,264)
Credited (charged) to profit or loss	(631,300)	(15,724)	(8,734)
Credited (charged) to OCI	286	(3,722)	2,740
Foreign exchange adjustments	(44)	(28)	64
Deferred tax (liabilities) assets at the end of the period	(663,726)	(32,668)	(13,194)
Deferred tax liabilities [member] | Accounts receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(177,642)	(115,071)	(92,100)
Credited (charged) to profit or loss	(80,114)	(62,571)	(22,971)
Foreign exchange adjustments	2
Deferred tax (liabilities) assets at the end of the period	(257,754)	(177,642)	(115,071)
Deferred tax liabilities [member] | Allowance Of Investments Securities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(1,421)	(1,805)	(85,584)
Discontinued operations	(7,772)
Credited (charged) to profit or loss	6,616	384	83,779
Deferred tax (liabilities) assets at the end of the period	(2,577)	(1,421)	(1,805)
Deferred tax liabilities [member] | Loans and receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(29,531)	(27,042)	(38,086)
Credited (charged) to profit or loss	(7,938)	(2,489)	308
Foreign exchange adjustments			10,736
Deferred tax (liabilities) assets at the end of the period	(37,469)	(29,531)	(27,042)
Deferred tax liabilities [member] | Allowance for impairment on loans and receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(612,925)	(399,561)	(432,707)
Loss of control in a subsidiary	112,665
Discontinued operations		39,495	15,977
Business combinations			(52,429)
Credited (charged) to profit or loss	(199,764)	(233,328)	128,437
Foreign exchange adjustments		(19,531)	(58,839)
Deferred tax (liabilities) assets at the end of the period	(700,024)	(612,925)	(399,561)
Deferred tax liabilities [member] | Foreclosed assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(65,167)	(60,161)	(90,276)
Credited (charged) to profit or loss	(10,229)	(5,006)	30,115
Deferred tax (liabilities) assets at the end of the period	(75,396)	(65,167)	(60,161)
Deferred tax liabilities [member] | Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(283,593)	(270,327)	(294,303)
Loss of control in a subsidiary	60,039
Discontinued operations	1,942	1,287	(7,030)
Business combinations			(3,788)
Credited (charged) to profit or loss	(10,472)	(4,747)	37,100
Foreign exchange adjustments	(2,301)	(9,806)	(2,306)
Deferred tax (liabilities) assets at the end of the period	(234,385)	(283,593)	(270,327)
Deferred tax liabilities [member] | Depreciation of Property, Plant and Equipment [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(410,226)	(338,964)	(265,505)
Credited (charged) to profit or loss	(49,811)	(71,262)	(73,426)
Foreign exchange adjustments	(2,658)		(33)
Deferred tax (liabilities) assets at the end of the period	(462,695)	(410,226)	(338,964)
Deferred tax liabilities [member] | Right Of Use [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(437,169)	(422,659)	(494,923)
Loss of control in a subsidiary	133,232
Discontinued operations	1,586	55,215	48,207
Business combinations			(16,274)
Credited (charged) to profit or loss	(19,367)	(53,689)	51,831
Foreign exchange adjustments	7,656	(16,036)	(11,500)
Deferred tax (liabilities) assets at the end of the period	(314,062)	(437,169)	(422,659)
Deferred tax liabilities [member] | Investment property [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(96,342)	(79,571)	(70,065)
Discontinued operations			(5)
Business combinations			(99)
Credited (charged) to profit or loss	(330)	(16,694)	(8,612)
Credited (charged) to OCI	(863)		(532)
Foreign exchange adjustments	(73)	(77)	(258)
Deferred tax (liabilities) assets at the end of the period	(97,608)	(96,342)	(79,571)
Deferred tax liabilities [member] | Deferred charges and of intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(320,906)	(263,802)	(82,082)
Loss of control in a subsidiary	315
Discontinued operations	(3)	(1,689)	25,999
Credited (charged) to profit or loss	(1,838)	(51,826)	(158,821)
Foreign exchange adjustments	(3,620)	(3,589)	(48,898)
Deferred tax (liabilities) assets at the end of the period	(326,052)	(320,906)	(263,802)
Deferred tax liabilities [member] | Provisions [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(16,542)	(21,766)	(9,408)
Loss of control in a subsidiary	11,252
Discontinued operations	1,231	6,059	2,986
Credited (charged) to profit or loss	1,315	1,503	(3,501)
Foreign exchange adjustments	(730)	(2,338)	(11,843)
Deferred tax (liabilities) assets at the end of the period	(3,474)	(16,542)	(21,766)
Deferred tax liabilities [member] | Employee benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(41,367)	(30,851)	(27,492)
Loss of control in a subsidiary	39,124
Discontinued operations	(1,578)	(9,143)	(3,534)
Credited (charged) to profit or loss	(22,395)	200	137
Credited (charged) to OCI	(550)	3,686	1,078
Foreign exchange adjustments	2,445	(5,259)	(1,040)
Deferred tax (liabilities) assets at the end of the period	(24,321)	(41,367)	(30,851)
Deferred tax liabilities [member] | Goodwill [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(327,070)	(253,223)	(222,513)
Credited (charged) to profit or loss	409	(73,847)	(30,710)
Deferred tax (liabilities) assets at the end of the period	(326,661)	(327,070)	(253,223)
Deferred tax liabilities [member] | Deferred income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(917,159)	(638,438)	(127,223)
Credited (charged) to profit or loss	(110,418)	(278,721)	(511,215)
Deferred tax (liabilities) assets at the end of the period	(1,027,577)	(917,159)	(638,438)
Deferred tax liabilities [member] | Financial Assets In Concession Arrangement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(175,332)	(149,928)	(189,897)
Credited (charged) to profit or loss	31,036	(25,404)	39,969
Foreign exchange adjustments	(53,383)
Deferred tax (liabilities) assets at the end of the period	(197,679)	(175,332)	(149,928)
Deferred tax liabilities [member] | Intangible Assets In Concession Arrangements [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(3,994,977)	(2,537,348)	(1,890,875)
Credited (charged) to profit or loss	(1,292,165)	(1,451,262)	(646,473)
Foreign exchange adjustments	(61,780)	(6,367)
Deferred tax (liabilities) assets at the end of the period	(5,348,922)	(3,994,977)	(2,537,348)
Deferred tax liabilities [member] | Biological assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(45,827)	(31,194)	(27,704)
Credited (charged) to profit or loss	(17,551)	(14,633)	(3,490)
Deferred tax (liabilities) assets at the end of the period	(63,378)	(45,827)	(31,194)
Deferred tax liabilities [member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(317,539)	(279,347)	(231,167)
Credited (charged) to profit or loss	(28,992)	(29,017)	(48,180)
Foreign exchange adjustments	(10)	(9,175)
Deferred tax (liabilities) assets at the end of the period	(346,541)	(317,539)	(279,347)
Deferred tax liabilities [member] | Other [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(91,651)	(226,224)	(176,534)
Loss of control in a subsidiary	(26,045)
Discontinued operations	(3,680)		(3,760)
Credited (charged) to profit or loss	(67,027)	113,393	(136,658)
Credited (charged) to OCI	(10,521)	(2,651)	11,429
Foreign exchange adjustments	4,681	23,831	79,299
Deferred tax (liabilities) assets at the end of the period	(194,243)	(91,651)	(226,224)
Deferred tax liabilities [member] | Provision for foreclosed assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(16,521)	(10,388)	(8,611)
Loss of control in a subsidiary	12,817
Discontinued operations	2,619	(4,206)	(1,472)
Credited (charged) to profit or loss	1
Foreign exchange adjustments	$ 1,084	(1,927)	(305)
Deferred tax (liabilities) assets at the end of the period		$ (16,521)	$ (10,388)